Acquisitions (Unaudited Pro Forma Consolidated Results of Operations) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Net income attributable to Cytec	$ 45.8	$ 53.3	$ 35.7	$ 53.1	$ 41.6	$ 47.9	$ 35.1	$ 83.2	$ 188.0	$ 207.8	$ 172.3
Diluted earnings per share from continuing operations									$ 2.01	$ 1.75	$ 1.35
Umeco [Member]
Business Acquisition [Line Items]
Net revenue									1,896.2	1,784.2
Net income attributable to Cytec									$ 112.1	$ 98.5
Diluted earnings per share from continuing operations									$ 2.40	$ 2.01